INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2023
INVENTORIES
Summary of Inventories

	At December 31	At December 31
(in thousands)	2023	2022

Inventory of ore in stockpiles	$2,098	$2,098
Mine and mill supplies in MLJV	3,580	2,713
	$5,678	$4,811

Inventories-by balance sheet presentation:
Current	$3,580	$2,713
Long term-ore in stockpiles	2,098	2,098
	$5,678	$4,811